Revenue (Tables)	6 Months Ended
Jun. 30, 2023
Revenue [Abstract]
Schedule of Revenue
	For the six months ended June 30, 2023	For the six months ended June 30, 2022
	EUR	EUR
Revenue recognized over time
Consultancy revenue	79,031	131,521